Employee Benefit Plans (Summary Of Assets Segregated By Level Of Valuation Inputs Within The Fair Value Heirarchy) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total	$ 9,663	$ 8,952	$ 9,668
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	5,714	5,371
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	3,949	3,581
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,023	430
Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,023	430
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,220	2,075
Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,139	1,062
Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,081	1,013
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	3,034	4,320
Common Stock [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,552	3,879
Common Stock [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	482	441
Government and GSE Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,344	1,242
Government and GSE Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,344	1,242
Mortgage-Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	524	445
Mortgage-Backed Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	524	445
Corporate Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	518	440
Corporate Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 518	$ 440